Schedule II - Valuation and Qualifying Accounts Summary of Valuation Allowances (Tables)	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Summary of Valuation Allowance
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
($ in millions)

Classification	Balance at Beginning of Period (a)	Charged to Costs & Expenses	Impact of Currency	Write Offs, Write Downs & Deductions	Balance at End of Period (a)
Year ended December 31, 2018:
Allowances deducted from asset account
Allowance for doubtful accounts	$17.9	$4.7	$(0.7)	$(4.0)	$17.9
Year ended December 31, 2017:
Allowances deducted from asset account
Allowance for doubtful accounts	$17.9	$5.8	$0.7	$(6.5)	$17.9
Year ended December 31, 2016:
Allowances deducted from asset account
Allowance for doubtful accounts	$16.0	$3.5	$0.5	$(2.1)	$17.9
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(a)
Amounts include allowance for doubtful accounts classified as current.